Derivative Warrants Liabilities (Details) - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability - $ / shares		12 Months Ended
	Nov. 14, 2023	Oct. 31, 2023	Oct. 31, 2022
Derivative Warrants Liabilities (Details) - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Risk-free interest rate		4.10%	2.05%
Dividend yield	20.00%	0.00%
Bottom of range [member]
Derivative Warrants Liabilities (Details) - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Share Price (in Dollars per share)		$ 3.66
Exercise Price (in Dollars per share)		$ 5.12
Expected life		4 years 5 months 4 days
Risk-free interest rate		3.37%
Expected volatility		74.79%
Top of range [member]
Derivative Warrants Liabilities (Details) - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Share Price (in Dollars per share)		$ 11.52
Exercise Price (in Dollars per share)		$ 23.4
Expected life		5 years
Risk-free interest rate		4.95%
Expected volatility		157.70%